Schedule of Assets by Reportable Segment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Receivables, net	$ 438,800	$ 311,808	$ 281,764	$ 191,085
Inventory	1,018,169	900,803	736,846	492,688
Property and Equipment, net	531,897	494,379	424,098	331,312
Other unallocated assets	2,372,193	2,016,466	1,756,996	1,284,424
Total Assets	4,361,059	3,723,456	3,199,704	2,299,509
North America
Segment Reporting Information
Receivables, net	260,413	241,627	230,871	191,085
Inventory	725,213	750,565	636,145	492,688
Property and Equipment, net	441,940	434,010	380,282	331,312
Europe
Segment Reporting Information
Receivables, net	178,387	70,181	50,893
Inventory	292,956	150,238	100,701
Property and Equipment, net	$ 89,957	$ 60,369	$ 43,816